Note 8 - Investment in Associate (Details Textual) - CAD ($)						6 Months Ended	9 Months Ended	12 Months Ended		25 Months Ended
	Aug. 27, 2025	Aug. 25, 2025	Jan. 18, 2024	Jul. 04, 2022	Jun. 13, 2022	Jun. 30, 2025	Aug. 25, 2025	Nov. 30, 2025	Nov. 30, 2024	Aug. 25, 2025
Statement Line Items [Line Items]
Profit (loss) from operating activities								$ (26,284,000)	$ (25,576,000)
Depreciation expense								346,000	331,000
General and administrative expense								7,910,000	8,315,000
Professional fees expense								2,705,000	2,015,000
Adjustments for share-based payments								2,966,000	2,298,000
Profit (loss)								(15,332,000)	(27,347,000)
Other comprehensive income								91,499,000	(5,666,000)
Profit (loss), attributable to owners of parent								(13,478,000)	(25,289,000)
Share of profit (loss) of associates accounted for using equity method								(346,000)	(1,458,000)
Other comprehensive income transferred to accumulated-deficit, disposal of investment								0
Gain (loss) on remeasurement of investment								337,000	0
Tax expense (income)								(10,083,000)	2,100,000
NevGold Corp [member]
Statement Line Items [Line Items]
Purchase of equity, number of shares received (in shares)			10,000,000
Maximum success-based Contingent Payments requirement								7,500,000
Purchase of equity, deemed value of shares received			$ 3,200,000
Tax expense (income)								1,925,000
Contingent payments requirement, completion of a positive Preliminary Economic Assessment								500,000
Contingent payments requirement, completion of a positive Preliminary Feasibility Study								2,500,000
Contingent payments requirement, completion of a positive Feasibility Study								4,500,000
Almaden project [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project					100.00%
Almaden project [member] | NevGold Corp [member]
Statement Line Items [Line Items]
Purchase of equity, number of shares received (in shares)					4,444,444
Common shares receipt, fair value				$ 2,489,000
Maximum success-based Contingent Payments requirement					$ 6,000,000
NevGold Corp [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary		19.80%
Profit (loss) from operating activities						$ (3,016,000)
Accretion of rehabilitation provisions						278,000
Business development 1						1,027,000
Consulting fees and salaries						276,000
Depreciation expense						35,000
General and administrative expense						40,000
Transfer agent and listing fees						74,000
Professional fees expense						128,000
Adjustments for share-based payments						30,000
Increase in non-controlling interest						0
Profit (loss)						(3,046,000)
Other comprehensive income						$ (4,013,000)
Profit (loss), attributable to owners of parent								(346,000)	(1,458,000)
Share of profit (loss) of associates accounted for using equity method								(1,090,000)	(1,767,000)
Gain (loss) on ownership dilution								$ 744,000	$ 309,000
Number of subsidiary shares held (in shares)									26,670,250
Number of subsidiary shares sold (in shares)	3,500,000						4,096,900	7,596,900
Proceeds from sale of subsidiary shares, net transaction costs							$ 149,000	$ 2,038,000
Other comprehensive income transferred to accumulated-deficit, disposal of investment	$ 53,000
Investments other than investments accounted for using equity method		$ 5,779,000					5,779,000			$ 5,779,000
Fair value of retained investment		5,982,000					5,982,000			5,982,000
Gain (loss) on remeasurement of investment		337,000						$ 337,000
Reclassification of other comprehensive income to profit and loss		$ 134,000					$ 134,000			$ 134,000
NevGold Corp [member] | Bottom of range [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary										20.00%